Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of consolidated financial statements

	March 31,	March 31,
Financial Position at:	2019	2018
Current assets	10,202,318	8,151,121
Non-current assets	191,954	121,071
Total assets	10,394,272	8,272,192

Current liabilities	2,977,181	2,834,470
Non-current liabilities	66,897	-
Total liabilities	3,044,078	2,834,470

Net assets	7,350,194	5,437,722

	For the Years Ended
Results of Operations:	March 31, 2019	March 31, 2018	March 31, 2017
Revenues	2,744,277	4,271,966	3,590,217
Operating expenses	1,510,442	1,995,178	1,404,402
Other income (expenses) net	533,471	(275,665)	(163,151)
Earnings before tax	1,767,306	2,221,646	2,348,966
Tax expenses	-	633,614	464,327
Net income	1,767,306	1,918,839	1,884,639

Schedule of property and equipment estimated useful lives
Computer Equipment	1 – 3 years
Office Equipment	4 – 5 years
Motor Vehicle	4 years

Schedule of intangible assets and its estimated useful lives
Software	5 years

Schedule of fair value of financial instruments
	Carrying Amount
	Level 1	Level 2	Level 3	Estimated Fair Value
March 31, 2018
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	9,461,918	9,461,918

March 31, 2017
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	4,744,328	4,744,328

Schedule of exchange rate used for translation
	March 31, 2019	March 31, 2018	March 31, 2017

Period/year end RMB:US$ exchange rate	6.71111	6.61843	6.89053
Period/annual average RMB:US$ exchange rate	6.71075	6.50682	6.72915
Period/year end HKD:US$ exchange rate	7.84934	7.77047	7.77047
Period/annual average HKD:US$ exchange rate	7.84162	7.75883	7.75883